Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	maf_SupplementTextBlock
MANAGERS AMG FUNDS
YACKTMAN FOCUSED FUND
YACKTMAN FUND
Supplement to Prospectus dated April 29, 2013
Multiple Classes—Supplemental Information
Multiple Class Information
Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. Yacktman Fund currently offers Service Class shares. In addition to the classes of shares of Yacktman Focused Fund and Yacktman Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, Yacktman Focused Fund may from time to time issue Investor Class shares and Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Investor Class shares may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of Managers AMG Funds (the “Trust”), as described below. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Investor Class shares of each Fund and Institutional Class shares of Yacktman Fund have not commenced operations, the classes have no performance history.
Shareholder Fees (fees paid directly from your investment)
Yacktman Focused Fund

	Investor Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%
Yacktman Fund
	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Yacktman Focused Fund

	Investor Class
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.57%
Yacktman Fund
	Investor Class	Institutional Class
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.06%
Total Annual Fund Operating Expenses	1.13%	0.63%
Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Yacktman Focused Fund
Investor Class	$160	$496	$855	$1,867
Yacktman Fund
Investor Class	$160	$496	$855	$1,867
Institutional Class	$109	$340	$590	$1,306
The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Yacktman Focused Fund - Investor Class | Yacktman Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	maf_SupplementTextBlock
MANAGERS AMG FUNDS
YACKTMAN FOCUSED FUND
YACKTMAN FUND
Supplement to Prospectus dated April 29, 2013
Multiple Classes—Supplemental Information
Multiple Class Information
Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. Yacktman Fund currently offers Service Class shares. In addition to the classes of shares of Yacktman Focused Fund and Yacktman Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, Yacktman Focused Fund may from time to time issue Investor Class shares and Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Investor Class shares may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of Managers AMG Funds (the “Trust”), as described below. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Investor Class shares of each Fund and Institutional Class shares of Yacktman Fund have not commenced operations, the classes have no performance history.
Shareholder Fees (fees paid directly from your investment)
Yacktman Focused Fund

	Investor Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%
Yacktman Fund
	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Yacktman Focused Fund

	Investor Class
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.57%
Yacktman Fund
	Investor Class	Institutional Class
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.06%
Total Annual Fund Operating Expenses	1.13%	0.63%
Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Yacktman Focused Fund
Investor Class	$160	$496	$855	$1,867
Yacktman Fund
Investor Class	$160	$496	$855	$1,867
Institutional Class	$109	$340	$590	$1,306
The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Yacktman Fund - Investor & Institutional Class | Yacktman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	maf_SupplementTextBlock
MANAGERS AMG FUNDS
YACKTMAN FOCUSED FUND
YACKTMAN FUND
Supplement to Prospectus dated April 29, 2013
Multiple Classes—Supplemental Information
Multiple Class Information
Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. Yacktman Fund currently offers Service Class shares. In addition to the classes of shares of Yacktman Focused Fund and Yacktman Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, Yacktman Focused Fund may from time to time issue Investor Class shares and Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Investor Class shares may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of Managers AMG Funds (the “Trust”), as described below. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Investor Class shares of each Fund and Institutional Class shares of Yacktman Fund have not commenced operations, the classes have no performance history.
Shareholder Fees (fees paid directly from your investment)
Yacktman Focused Fund

	Investor Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%
Yacktman Fund
	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Yacktman Focused Fund

	Investor Class
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.57%
Yacktman Fund
	Investor Class	Institutional Class
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.06%
Total Annual Fund Operating Expenses	1.13%	0.63%
Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Yacktman Focused Fund
Investor Class	$160	$496	$855	$1,867
Yacktman Fund
Investor Class	$160	$496	$855	$1,867
Institutional Class	$109	$340	$590	$1,306
The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.